Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 24, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Group repurchased its convertible debts	$ 13,600,000
Gain on extinguishment on convertible debts	1,200,000			$ 1,198,490
Intrinsic value	1,300,000
Measure the tax benefit		50.00%
Operating losses are available to be carried forward		5 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vesting Period Term		9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vesting Period Term		21 months 15 days
Computer software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets		17 years
Computer software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets		20 years
BCF [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Convertible debts with carrying amount	$ 13,500,000